Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease assets	$ 46,700	$ 48,116
Property and equipment	7,424,782	8,586,761
Less: accumulated depreciation	(2,050,557)	(1,727,598)
Total property and equipment, net	5,374,225	6,859,163
Depreciation	665,600	737,900	$ 523,700
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,959,207	6,671,107
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	769,532	869,057
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	472,629	539,636
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 176,714	$ 458,845